PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
PARENT ONLY FINANCIAL INFORMATION
Schedule of Condensed Balance Sheets

	December 31,
	2019	2020
	RMB	RMB

Assets
Current assets
Cash	355,008	1,144,361
Term deposits	—	160,349,418
Other current assets	17,409	358,925
Total current assets	372,417	161,852,704
Non‑current assets:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE’s subsidiaries	227,116,226	465,440,853
Total non‑current assets	227,116,226	465,440,853
Total assets	227,488,643	627,293,557
Liabilities
Current liabilities
Amounts due to VIE	—	230,086,500
Accrued expenses and other current liabilities	707	5,549,245
Warrant liabilities	—	202,271,900
Total current liabilities	707	437,907,645
Non‑current liabilities
Non‑current warrant liabilities	19,631,027	19,470,302
Total non‑current liabilities	19,631,027	19,470,302
Total liabilities	19,631,734	457,377,947
Mezzanine equity
Series A Redeemable Convertible Preferred Shares	183,371,326	648,327,522
Series B Redeemable Convertible Preferred Shares	212,123,212	686,082,312
Series C Redeemable Convertible Preferred Shares	613,766,867	1,579,397,468
Series D Redeemable Convertible Preferred Shares	205,776,240	444,789,375
Series E Redeemable Convertible Preferred Shares	229,103,777	720,043,550
Series F Redeemable Convertible Preferred Shares	—	1,133,364,034
Subscription receivables for Series C and Series E Redeemable Convertible Preferred Shares	—	(336,178,500)
Total mezzanine equity	1,444,141,422	4,875,825,761
Shareholders’ deficit:
Pre‑offering Class A ordinary shares	23,519	28,592
Pre‑offering Class B ordinary shares	33,348	33,348
Subscription receivables	(23,219,901)	—
Accumulated other comprehensive income (loss)	(72,548,649)	208,672,218
Accumulated deficit	(1,140,572,830)	(4,914,644,309)
Total shareholders’ deficit	(1,236,284,513)	(4,705,910,151)
Total liabilities, mezzanine equity and shareholders’ deficit	227,488,643	627,293,557

Schedule of Condensed Statements of Comprehensive Loss

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total operating expenses	(7,618,417)	(38,552,132)	(108,331,537)
Change in fair value of warrant liabilities	(450,083)	137,969	(221,462,056)
Share of losses from subsidiaries and consolidated VIE and VIE’s subsidiaries	(147,396,748)	(145,080,198)	(170,046,072)
Loss before income taxes	(155,465,248)	(183,494,361)	(499,839,665)
Income tax expense	—	—	—
Net loss	(155,465,248)	(183,494,361)	(499,839,665)
Accretion and modification of Redeemable Convertible Preferred Shares	(106,867,153)	(141,031,943)	(3,327,579,958)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders	—	—	(12,070,034)
Net loss attributable to ordinary shareholders	(262,332,401)	(324,526,304)	(3,839,489,657)

Schedule of Condensed Statements of Cash Flows

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash used in operating activities	(268,540)	(3,038,499)	(1,221,553)
Net cash used in investing activities	(154,188,532)	(218,538,384)	(597,733,655)
Net cash provided by financing activities	159,782,892	215,232,018	601,198,643
Effect of foreign currency exchange rate changes on cash	550,960	(10,038)	(1,454,082)
Net (decrease) increase in cash	5,876,780	(6,354,903)	789,353
Cash at the beginning of the year	833,131	6,709,911	355,008
Cash at the end of the year	6,709,911	355,008	1,144,361